Premises And Equipment (Schedule Of The Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Premises And Equipment [Abstract]
2012	$ 1,448
2013	1,104
2014	910
2015	714
2016	457
Thereafter	961
Total	$ 5,594